Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 165,257,787.06
Previously Paid Amount	0.00
Total Fee Amount	25,300.98
Total Offset Amount	0.00
Net Fee	$ 25,300.98